Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax asset
Tax loss carried forward	$ 8,269	$ 8,134
Pension liability	0	1,448
Fixed assets	0	(905)
Allowance for compensated absence	0	44
Deferred income tax asset before valuation allowance	8,269	8,721
Less: valuation allowance	(4,842)	(4,257)
Deferred income tax asset after valuation allowance	3,427	4,464
Deferred income tax liability
Fixed assets	(735)	0
Allowance for compensated absence	(27)	0
Other	0	(19)
Total Deferred income tax liability	(762)	(19)
Net deferred income tax assets	$ 2,665	$ 4,445